Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Disclosure of interests in subsidiaries
TA Cogen

Year ended Dec. 31	2024	2023	2022
Revenues	167	290	347
Net earnings and total comprehensive income	9	121	143
Amounts attributable to the non-controlling interest:
Net earnings	9	80	91
Total comprehensive income	9	80	91
Distributions paid to Canadian Power Holdings Inc.	40	148	87

As at Dec. 31	2024	2023
Current assets	47	43
Long-term assets	130	193
Current liabilities	(48)	(41)
Long-term liabilities	(32)	(34)
Total equity	(97)	(161)
Equity attributable to Canadian Power Holdings Inc.	(46)	(79)
Non-controlling interest share (per cent)	49.99	49.99
Kent Hills Wind LP
Prior to Oct. 5, 2023, financial information related to the 17 per cent non-controlling interest in Kent Hills Wind LP was included in the financial information disclosed in TransAlta Renewables in this note.

Year ended Dec. 31	2024	2023(1)
Revenues	34	7
Net earnings and total comprehensive income	7	2
Amounts attributable to the non-controlling interest:
Net earnings and total comprehensive income	1	—
(1)This represents financial information from Oct. 5, 2023 to Dec. 31, 2023. The net earnings attributable to non-controlling interest in Kent Hills Wind LP prior to Oct. 5, 2023, is included in the disclosures for TransAlta Renewables.

As at Dec. 31	2024	2023
Current assets	33	35
Long-term assets	463	481
Current liabilities	(26)	(42)
Long-term liabilities	(174)	(188)
Total equity	(296)	(285)
Equity attributable to non-controlling interests	(51)	(48)
Non-controlling interest share (per cent)	17	17
TransAlta Renewables
The financial information disclosed below includes the 17 per cent non-controlling interest in Kent Hills Wind LP until Oct. 5, 2023. TransAlta Renewables at Dec. 31, 2024, and Dec. 31, 2023, is a wholly owned subsidiary of the Company. Refer to Note 4 for more details.

Year ended Dec. 31	2023(1)	2022
Revenues	303	560
Net earnings	56	74
Total comprehensive loss	(7)	(67)
Amounts attributable to the non-controlling interests:
Net earnings	21	20
Total comprehensive loss	(4)	(36)
Distributions paid to non-controlling interests(2)	75	100
(1)Non-controlling interest share before the close of the transaction on Oct. 5, 2023. This represents financial information from Jan. 1, 2023 to Oct. 4, 2023.
(2)Distributions paid in the year ended Dec. 31, 2023 include $25 million of dividends declared in the fourth quarter of 2022.
Details of the Company’s principal operating subsidiaries at Dec. 31, 2024, are as follows:

Subsidiary	Country	Ownership (per cent)	Principal activity
TransAlta Generation Partnership	Canada	100	Generation and sale of electricity
TransAlta Cogeneration, L.P.	Canada	50.01	Generation and sale of electricity
TransAlta Centralia Generation, LLC	U.S.	100	Generation and sale of electricity
TransAlta Energy Marketing Corp.	Canada	100	Energy marketing
TransAlta Energy Marketing (U.S.), Inc.	U.S.	100	Energy marketing
TransAlta Energy (Australia), Pty Ltd.	Australia	100	Generation and sale of electricity
TransAlta Renewables Inc.	Canada	100	Generation and sale of electricity
Heartland Generation Ltd.	Canada	100(1)	Generation and sale of electricity
Alberta Power (2000) Ltd.	Canada	100(1)	Generation and sale of electricity

Associate or joint venture	Country	Ownership (per cent)	Principal activity
SP Skookumchuck Investment, LLC	U.S.	49	Generation and sale of electricity
(1)On Dec. 4, 2024, the Company completed the acquisition of Heartland. Refer to Note 4 for more details.
Disclosure of information about key management personnel and transactions with associates
TransAlta’s key management personnel include the President and Chief Executive Officer (CEO), members of the senior management team that report directly to the President and CEO and the members of the Board. Key management personnel compensation is as follows:

Year ended Dec. 31	2024	2023	2022
Total compensation	36	21	23
Comprising:
Short-term employee benefits	13	11	11
Post-employment benefits	1	1	1
Termination benefits	4	1	—
Share-based payments	18	8	11

Year ended Dec. 31	2024	2023	2022
Power sales	58	135	127
Purchased power	4	2	12
Asset management fees paid	—	1	2